Intangible Assets (Details Textual) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Intangible Assets (Textual)
Amortization of intangible assets	$ 62,844	$ 51,546	$ 104,344	$ 69,022
Patents [Member]
Intangible Assets (Textual)
Useful life of patent			8 years
Website [Member]
Intangible Assets (Textual)
Useful life of patent			5 years